Segment Information (Tables)	3 Months Ended
Mar. 31, 2015
Schedule of Reconciliation of Profit Under US GAAP

A reconciliation from consolidated operating profit to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the three months ended March 31, 2015 and 2014 is provided below (in millions).

	Three Months Ended March 31,
	2015	2014
	(in millions)
Operating profit	$284	$466
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(12)	(12)
Interest expenses of Industrial Activities, net of interest income and eliminations	(106)	(141)
Other, net	(75)	(94)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$91	$219

Summary of Operating Segment Information

A summary of additional reportable segment information for the three months ended March 31, 2015 and 2014 is as follows (in millions):

	Three Months Ended March 31,
	2015	2014
	(in millions)
Revenues:
Agricultural Equipment	$2,577	$3,706
Construction Equipment	602	774
Commercial Vehicles	2,037	2,308
Powertrain	901	1,201
Eliminations and other	(492)	(776)
Net sales of Industrial Activities	5,625	7,213
Financial Services	413	440
Eliminations and other	(78)	(113)
Total Revenues	$5,960	$7,540

Operating Profit [Member]
Schedule of Profit by Reportable Segment

The following summarizes operating profit by reportable segment (in millions):

	Three Months Ended March 31,
	2015	2014
	(in millions)
Agricultural Equipment	$204	$464
Construction Equipment	-	3
Commercial Vehicles	1	(70)
Powertrain	36	34
Eliminations and other	(18)	(19)
Total Operating profit of Industrial Activities	$223	$412
Financial Services	129	134
Eliminations and other	(68)	(80)
Operating profit	$284	$466